Submission	Apr. 15, 2026
Submission [Line Items]
Central Index Key	0000720515
Registrant Name	BASIN ELECTRIC POWER COOPERATIVE
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES